Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Summary Of Significant Accounting Policies Tables Abstract
Estimated useful lives

Depreciation is computed on a straight-line basis over estimated useful lives of the related assets. The estimated useful lives of depreciable assets are:

Estimated
Useful Lives (in years)
Computer equipment and software	3
Equipment, furniture and fixtures	5

Computation of basic and diluted net loss per share

Following is the computation of basic and diluted net loss per share for the three months ended November 30, 2020 and 2019:

	Three Months Ended November 30,
	2020	2019
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(2,537,035)	$(1,105,278)
Denominator:
Weighted average number of common shares outstanding	52,959,323	52,959,323
Basic and diluted EPS	$(0.05)	$(0.02)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	7,817,234	2,935,334
Warrants	19,483,517	19,483,517
Total shares not included in the computation of diluted losses per share	27,300,751	22,418,851

Following is the computation of basic and diluted net loss per share for the years ended August 31, 2020 and 2019:

	Years Ended August 31,
	2020	2019
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(7,353,062)	$(6,887,678)
Denominator:
Weighted average number of common shares outstanding	52,959,323	48,986,720
Basic and diluted EPS	$(0.14)	$(0.14)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	7,804,734	2,777,334
Warrants	19,483,517	19,483,517
Total shares not included in the computation of diluted losses per share	27,288,251	22,260,851

Schedule of Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and highly liquid investments with original maturities of three months or less from the date of purchase.

	November 30, 2020	August 31, 2020
Cash and cash equivalents	$8,549,510	$14,151,523
Short-term investment	5,000,000	-
Cash and cash equivalents	$13,549,510	$14,151,523